Taxes	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Taxes

NOTE 9 – TAXES

(a) Corporate Income Taxes (“CIT”)

Dogness is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Under Hong Kong tax laws, subsidiaries in Hong Kong are subject to statutory income tax rate at 16.5% if revenue is generated in Hong Kong and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% for three years. On November 28, 2018, Dongguan Jiasheng successfully renewed the High-technology certificate for another three years. The certificate is valid for another three years and is subject to further renewal.

EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the fiscal year 2019, 2018 and 2017 were reported at a reduced rate of 15% as a result of Dongguan Jiasheng being approved as HNTE. The impact of the tax holidays noted above decreased foreign taxes by $3,003, $545,805 and $552,132 for the years ended June 30, 2019, 2018 and 2017, respectively. The benefit of the tax holidays on net income per share (basic and diluted) was $0.00, $0.03 and $0.04 for the years ended June 30, 2019, 2018 and 2017, respectively. As of June 30, 2019, the tax years ended December 31, 2013 through December 31, 2018 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2019	2018	2017
	%	%	%
Hong Kong Statutory income tax rate	16.5	16.5	16.5
Income not generated in Hong Kong	(8.9)	(15.3)	(15.4)
China statutory income tax rate	25.0	25.0	25.0
Effect of PRC preferential tax rate and tax holidays	(10.0)	(8.3)	(9.3)
Non-deductible permanent difference	0.7	(1.8)	(1.6)
Research and development tax credit	(2.0)	(0.9)	(0.1)
Effective tax rate	21.3	15.2	15.1

The provision for income tax consists of the following:

	For the years ended June 30,
	2019	2018	2017
Current income tax provision	$614,622	$938,119	$889,799
Deferred income tax provision (benefit)	(234,326)	(12,747)	53,398
Total income tax expense	$380,296	$925,372	$943,197

The components of deferred tax assets and deferred tax liability as of June 30, 2019 and 2018 consist of the following:

	June 30, 2019	June 30, 2018
Deferred tax assets:
Net operating losses	$234,319	$24,717
Inventory and accounts receivable reserves	21,137	-
	$255,456	$24,717

Deferred tax liability
Inventory and accounts receivable reserves	-	(2,420)
Deferred tax assets (liability) - net	$255,456	$22,297

(b) Taxes Payable

The Company’s taxes payable consists of the following:

	June 30, 2019	June 30, 2018

Corporate income tax payable	2,907,079	2,416,098
Other tax payable	2,018	5,205
Total taxes payable	$2,909,097	$2,421,303

As of June 30, 2019 and 2018, the Company had accrued tax liabilities of approximately $2.9 million and $2.4 million, respectively, mostly related to the unpaid income tax and business tax in China. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, since all of the taxes owed are local taxes, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. Management has discussed with local tax authorities regarding the outstanding tax payable balance after the Company successfully completed its IPO and is in the process of negotiating a settlement plan agreement. There was no interest and penalty accrued as of June 30, 2019 becaue the Company has not received any penalty and interest charge notice from local tax authorities. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax liabilities within fiscal 2020 but cannot guarantee such settlement will ultimately occur.